Financial Instruments and Fair Value Measurements - Non-Recurring Measurements for Long-lived Assets (Table) (Details) - On nonrecuring basis - Significant Other Observable Inputs (Level 2)
$ in Thousands
Dec. 31, 2016 USD ($)
Non-Recurring measurements:
Long-lived assets held and used	$ 95,550
Total	$ 95,550